Earnings per share - Narrative (Details) shares in Millions	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of earnings per share [Abstract]
Number of shares reserved for issue under options and contracts for sale of shares (in shares)	105	71	180
Number of instruments that are antidilutive in period presented	1	16	41